Document and Entity Information Cover	Oct. 30, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2026
Entity Registrant Name	Arch Capital Group Ltd.
Entity Central Index Key	0000947484
Entity Incorporation, State or Country Code	D0
Entity File Number	001-16209
Entity Tax Identification Number	98-0374481
Entity Address, Address Line One	Waterloo House, Ground Floor
Entity Address, Address Line Two	100 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
City Area Code	441
Local Phone Number	278-9250
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common shares
Entity Listings [Line Items]
Title of 12(b) Security	Common shares, $0.0011 par value per share
Trading Symbol	ACGL
Security Exchange Name	NASDAQ
Series F Depositary Share Equivalent
Entity Listings [Line Items]
Title of 12(b) Security	Depositary shares, each representing a 1/1,000th interest in a 5.45% Series F preferred share
Trading Symbol	ACGLO
Security Exchange Name	NASDAQ
Series G Depositary Share Equivalent
Entity Listings [Line Items]
Title of 12(b) Security	Depositary shares, each representing a 1/1,000th interest in a 4.55% Series G preferred share
Trading Symbol	ACGLN
Security Exchange Name	NASDAQ